Shareholders’ Equity	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Shareholders’ Equity [Abstract]
Shareholders’ equity

(9) Shareholders’ Equity

Ordinary share

The Company was incorporated in the Cayman Islands as an exempted company with limited liability on January 11, 2023, with an authorized share capital of US$50,000 divided into 50,000 shares of US$1 each. On the date of incorporation, 1 share was issued to Charlotte Cloete, which was transferred to HSZ Holdings Limited for US$1.

On April 11, 2023, the Company’s authorized share capital increased to US$500,000 divided into 500,000 shares of par value of US$1 each; and on April 11, 2023, the Company issued 19,999 ordinary shares to HSZ Holdings Limited at par value of US$1 each for US$19,999. After the transaction, the Company had 20,000 shares issued and outstanding at par value US$1 each.

On April 11, 2023, each of the issued and unissued ordinary shares of the Cayman Company was subdivided into 1,000 shares with a par value of US$0.001 each, as a result, the authorized share capital of the Company became US$500,000 divided into 500,000,000 ordinary shares with a par value of US$0.001 each. Total issued shares became 20,000,000 shares at par value US$ 0.001 each.

On November 26, 2024, the Company closed its IPO of 95,833 split-adjusted ordinary shares (1,437,500 ordinary shares before the Share Consolidation), at $4.00 per pre-consolidation share. The gross proceeds were $5.75 million before underwriting discounts and other related expenses.

On March 10,2025, the share capital of the Company is $2,000,000.00 divided into 1,900,000,000 Class A Ordinary Shares of par value $0.001 each and 100,000,000 Class B Ordinary Shares of par value $0.001 each. 8,500,000 authorized and issued and outstanding Ordinary Shares held by HSZ HOLDINGS LIMITED were redesignated into Class B Ordinary Shares and the remaining authorized but unissued 1,882,775,000 Ordinary Shares be and are redesignated into Class A Ordinary Shares on a one for one basis, and the remaining authorized but unissued 91,500,000 Ordinary Shares be and are redesignated into Class B Ordinary Shares on a one for one basis.

On June 12, 2026, the shareholders approved an increase in authorized share capital from US$2,000,000 to US$90,000,000, a reduction in par value from US$0.001 to US$0.00001 per ordinary share, an increase in the voting rights attached to each Class B ordinary share from 20 votes to 100 votes, and adoption of the Third Amended and Restated Memorandum and Articles of Association.

On June 16, 2026, the Board approved a 1-for-15 consolidation of the Class A and Class B ordinary shares. The Share Consolidation became effective post-market on July 6, 2026, and the Class A ordinary shares began trading on a split-adjusted basis on July 7, 2026. Following the par-value reduction and Share Consolidation, the par value of each ordinary share is US$0.00015. Fractional shares were rounded up to the nearest whole share, resulting in 4,255 additional Class A ordinary shares.

All share and per-share information in these unaudited interim condensed consolidated financial statements has been retroactively adjusted for the Share Consolidation. On a split-adjusted basis, 1,152,588 Class A ordinary shares and 566,667 Class B ordinary shares were issued and outstanding as of March 31, 2026 and September 30, 2025. The par-value changes reduced stated share capital from $25,725 to $258 as of September 30, 2025; the corresponding $25,467 reduction was reclassified to additional paid-in capital, increasing additional paid-in capital to $17,981,003, with no effect on total shareholders’ equity. After giving effect to the par-value reduction and Share Consolidation, the authorized share capital is represented by 5,700,000,000 Class A ordinary shares and 300,000,000 Class B ordinary shares, each with a par value of US$0.00015, for an aggregate nominal amount of US$900,000.

(10) Shareholders’ equity

Ordinary share

The Company was incorporated in the Cayman Islands as an exempted company with limited liability on January 11, 2023, with an authorized share capital of US$50,000 divided into 50,000 shares of US$1 each. On the date of incorporation, 1 share was issued to Charlotte Cloete, which was transferred to HSZ Holdings Limited for US$1.

On April 11, 2023, the Company’s authorized share capital increased to US$500,000 divided into 500,000 shares of par value of US$1 each; and on April 11, 2023, the Company issued 19,999 ordinary shares to HSZ Holdings Limited at par value of US$1 each for US$19,999. After the transaction, the Company had 20,000 shares issued and outstanding at par value US$1 each.

On April 11, 2023, each of the issued and unissued ordinary shares of the Cayman Company was subdivided into 1,000 shares with a par value of US$0.001 each, as a result, the authorized share capital of the Company became US$500,000 divided into 500,000,000 ordinary shares with a par value of US$0.001 each. Total issued shares became 20,000,000 shares at par value US$ 0.001 each.

On November 26, 2024, the Company closed its initial public offering (“IPO”) of 95,833 split-adjusted ordinary shares (1,437,500 ordinary shares before the Share Consolidation), at $4.00 per pre-consolidation share. The gross proceeds from the IPO were $5.75 million, before deducting underwriting discounts and other related expenses.

On March 10, 2025, the share capital of the Company is $2,000,000.00 divided into 1,900,000,000 Class A Ordinary Shares of par value $0.001 each and 100,000,000 Class B Ordinary Shares of par value $0.001 each. 8,500,000 authorized and issued and outstanding Ordinary Shares held by HSZ HOLDINGS LIMITED were redesignated into Class B Ordinary Shares and the remaining authorized but unissued 1,882,775,000 Ordinary Shares be and are redesignated into Class A Ordinary Shares on a one for one basis, and the remaining authorized but unissued 91,500,000 Ordinary Shares be and are redesignated into Class B Ordinary Shares on a one for one basis.

On June 12, 2026, the shareholders approved, among other matters, an increase in the Company’s authorized share capital from US$2,000,000 to US$90,000,000, a reduction in the par value of each ordinary share from US$0.001 to US$0.00001, an increase in the voting rights attached to each Class B ordinary share from 20 votes to 100 votes, and the adoption of the Third Amended and Restated Memorandum and Articles of Association.

On June 16, 2026, the Board approved a 1-for-15 consolidation of the Company’s Class A and Class B ordinary shares (the “Share Consolidation”). The Share Consolidation became effective post-market on July 6, 2026, and the Class A ordinary shares began trading on a split-adjusted basis on July 7, 2026. Following the par-value reduction and Share Consolidation, the par value of each ordinary share is US$0.00015. Fractional shares were rounded up to the nearest whole share, resulting in 4,255 additional Class A ordinary shares.

All share and per-share information presented in these consolidated financial statements has been retroactively adjusted to reflect the Share Consolidation. On a split-adjusted basis, 1,152,588 Class A ordinary shares and 566,667 Class B ordinary shares were issued and outstanding as of September 30, 2025, and 1,333,333 ordinary shares were issued and outstanding as of September 30, 2024. The par-value changes reduced stated share capital from $25,725 to $258 as of September 30, 2025 and from $20,000 to $200 as of September 30, 2024; the corresponding $25,467 and $19,800 reductions were reclassified to additional paid-in capital, increasing additional paid-in capital to $17,981,003 and $19,800, respectively, with no effect on total shareholders’ equity. After giving effect to the par-value reduction and Share Consolidation, the authorized share capital is represented by 5,700,000,000 Class A ordinary shares and 300,000,000 Class B ordinary shares, each with a par value of US$0.00015, for an aggregate nominal amount of US$900,000.